Expense Example, No Redemption {- Fidelity Canada Fund} - 10.31 Fidelity Canada Fund - AMCIZ PRO-14 - Fidelity Canada Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Canada Fund: Class A
Expense Example, No Redemption:
1 Year	$ 683
3 Years	911
5 Years	1,156
10 Years	1,860
Fidelity Advisor Canada Fund: Class M
Expense Example, No Redemption:
1 Year	488
3 Years	778
5 Years	1,089
10 Years	1,971
Fidelity Advisor Canada Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	597
5 Years	1,026
10 Years	2,019
Fidelity Advisor Canada Fund: Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Canada Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	$ 822